Segment Information - Schedule of Operating Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Operating Segments [Abstract]
Revenue	$ 7,278,837	$ 5,466,243	$ 1,408,469
Expenses	(21,139,849)	(9,740,651)	(5,984,588)
Income tax benefits (expenses)	22,785	(43,234)	(13,359)
Net loss of single operating segment	$ (13,838,227)	$ (4,317,642)	$ (4,589,478)